Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

15. Subsequent Events

Warrants Exercised

Subsequent to June 30, 2021, the Company received $9,186,316 from the exercise of a warrant for the purchase of 1,833,596 shares.

Related Party Transaction

Subsequent to June 30, 2021, the Company and Pill Tracker entered into a statement of work dated July 26, 2021 under the Master Services Agreement dated April 1, 2020 for the provision of additional support of inhaled ZYESAMITM in phase 2/3 clinical trials with a total cost of $157,110.

12. Subsequent Events

Issuance of Common Stock

Subsequent to December 31, 2020, the Company sold 43,018 shares of common stock for gross proceeds of $2,495,058, and 79,400 shares of common stock for gross proceeds of $5,716,800.

Issuance of Stock Option Awards

Subsequent to December 31, 2020, the Company granted 42,500 stock option awards. The stock options will vest three years from the date of grant.

Aviptadil Supply Agreement

On January 4, 2021 NeuroRx and Aerogen Limited (“Aerogen”) signed a supply agreement for the supply of certain products, including the Areogen Solo Nebulizer System and Aerogen Ultra, solely for the purposes of carrying out clinical trials relating to inhalation delivery of RLF-100 (aviptadil) for treatment of pulmonary insufficiency and respiratory distress in COVID-19 patients. Pill Tracker is an agent of NeuroRx per the supply agreement and the first purchase order for products amounted to $54,315.